Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other payables
Summary of trade and other payables

		At December 31,
		2022	2021
	Note	$’m	$’m
Trade payables		1,060	1,006
Other payables and accruals including other tax and social security payable		220	240
Payables and accruals for exceptional items		13	15
Related party payables	26	5	9
		1,298	1,270